S000076880 [Member] Average Annual Total Returns		12 Months Ended	40 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	3.90%	[1]
FTSE 3 Month US T-Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.40%	4.87%	[1]
AB Ultra Short Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.77%	5.18%	[1]
Performance Inception Date			Sep. 14, 2022
AB Ultra Short Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.94%	3.15%	[1]
Performance Inception Date	[2]		Sep. 14, 2022
AB Ultra Short Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.80%	3.08%	[1]
Performance Inception Date	[2]		Sep. 14, 2022

[1]	Inception date is 9/14/22.
[2]	After-tax returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.